Document and Entity Information	May 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2025
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Incorporation State Country Code	A6
Entity File Number	001-40733
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	66 Wellington St. West
Entity Address Address Line 2	Suite 5300
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5K IE6
Entity Address Country	CA
City Area Code	877
Local Phone Number	542-9253
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001828811
Amendment Flag	false